Segment information (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

	09/30/2025
	Pulp	Paper	Total
Net sales	27,949,498	9,052,463	37,001,961
Domestic market (Brazil)	1,366,641	5,348,976	6,715,617
Foreign market	26,582,857	3,703,487	30,286,344
Cost of sales	(18,535,613)	(6,255,439)	(24,791,052)

Adjusted EBITDA	14,093,769	2,059,719	16,153,488
Adjustments to EBITDA (*)			(823,557)
Depreciation, depletion and amortization			(8,226,217)
Financial result			13,172,959
Net income before taxes			20,276,673

	09/30/2024
	Pulp	Paper	Total
Net sales	26,397,840	6,828,444	33,226,284
Domestic market (Brazil)	1,709,910	5,209,587	6,919,497
Foreign market	24,687,930	1,618,857	26,306,787
Cost of sales	(14,424,832)	(4,215,978)	(18,640,810)

Adjusted EBITDA	15,136,653	2,231,628	17,368,281
Adjustments to EBITDA (*)			321,036
Depreciation, depletion and amortization			(6,414,046)
Financial result			(13,245,961)
Net loss before taxes			(1,970,690)

	09/30/2025	09/30/2024
(*) Adjustments to EBITDA
Fair Value - Biological Asset	(73,248)	539,003
Loss from associates and joint ventures (2)	(268,350)	(14,842)
Impairment of subsidiaries (3)	(88,871)
Income from disposal and write-off of property, plant and equipment and biological assets	(183,356)	(132,012)
Provision/(reversals) for losses on ICMS credits	(151,669)	(47,807)
Expenses on Asset Acquisition and Business Combinations	(41,423)	(22,076)
Others (1)	(16,640)	(1,230)
	(823,557)	321,036

(1) It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; and ii) extinction of the packaging business line.
(2) Refers to the transaction with the affiliate Spinnova Plc involving the joint venture Woodspin Oy and the subsidiary Suzano Finland Oy (note 14.3).
(3) Related to the impairment of the balances of subsidiary Suzano Finland Oy, which impacted the other operating expenses line item.
Disclosure of products and services [text block]

	09/30/2025	09/30/2024
Products
Market pulp (1)	27,949,498	26,397,840
Printing and writing paper (2)	5,985,698	5,846,679
Paperboard	3,036,987	933,513
Other	29,778	48,252
	37,001,961	33,226,284
(1)Net sales of fluff pulp represent 0.7% of total net sales, and therefore were included in market pulp net sales. (0.7% as at September 30, 2024).
(2)Net sales of tissue represent 5.7% of total net sales, and therefore were included in printing and writing paper net sales. (6.1% as at September 30, 2024).

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments

	09/30/2025	12/31/2024
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242